Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,390,447)	$ (27,649,876)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	1,402,018	3,131,368
Depreciation expense	435,027	428,977
Amortization of intangible assets	107,556	107,000
Amortization of debt discount	2,821,629	1,533,048
Impairment on notes receivable		543,938
Disposal of fixed assets		6,976
Gain on note exchange agreement	(51,712)
Changes in operating assets and liabilities:
Accounts receivable	119,635	(438,117)
Prepaid expenses	279,479	(36,767)
Deposits	248,956	23,884
Inventory	204,591	(455,396)
Accounts payable and accrued expenses	6,646,457	412,959
Settlement liability	1,600,000
Net cash used in operating activities	(18,576,811)	(22,392,006)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(14,407)	(367,079)
Tenant improvement allowance receivable		125,161
Net cash used in investing activities	(14,407)	(241,918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes - related party	1,062,523	80,000
Proceeds from notes and convertible notes payable, net of offering costs	7,903,445	2,795,000
Repayments of note payable - related party	(687,523)	(80,000)
Repayments of note payable	(3,152,488)	(3,206,887)
Exercise of warrants, modification of warrants, and issuance of warrants	1,000	1,109,574
Payments on financing on fixed asset	(262,160)	(400,491)
Net cash provided by financing activities	15,919,680	17,530,503
NET INCREASE (DECREASE) IN CASH	(2,671,538)	(5,103,421)
CASH AT BEGINNING OF YEAR	2,768,640	7,872,061
CASH AT END OF YEAR	97,102	2,768,640
Common stock and warrants issued for cash, net of issuance costs	11,054,883	17,233,307
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest expense	2,726,020	753,038
Issuance of shares for the settlement of accounts payable		80,000
Debt discount from warrants issued with convertible note payable		878,622
Debt discount from shares issued as inducement for note payable		146,522
Shares issued for debt offering costs	354,838	96,030
Warrant modification	319,871	37,677
Deferred issuance costs		50,000
Issuance of shares of Pearsanta Common Stock for IP	10,000
Assumption of notes payable from Evofem merger agreement	11,173,750
Series A-1 Preferred shares issued for exchange agreement	22,277,233
Accrued intertest rolled into notes payable	701,315
Series B-2 Preferred shares issued in note exchange agreement	2,686,306
Series B Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Preferred shares to related party		20,000
Redemption of Preferred shares to related party		(20,000)
Series C Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Preferred shares to related party	1,000
Redemption of Preferred shares to related party	$ (1,000)